Related Party Transactions- Revenue and Accounts Receivable for Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder A
Related Party Transaction
Revenue			$ 465	$ (3,514)	$ 9,447
Stockholder A | Investor
Related Party Transaction
Revenue	$ 39	$ 243
Accounts receivable				9
Stockholder B
Related Party Transaction
Revenue			7,008	1,391	508
Stockholder B | Investor
Related Party Transaction
Revenue	(56)	$ 3,544
Accounts receivable	1,288		3,085	1,404
Credit taken against future payments	71,000
Allowance for doubtful accounts reserved related to accounts receivable balance	$ 1,700
Stockholder C
Related Party Transaction
Revenue			764	6,148	$ 18
Stockholder D
Related Party Transaction
Revenue			46
Stockholder D | Investor
Related Party Transaction
Accounts receivable			$ 1,500	$ 2,700